Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Warrants In Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 16, 2020	Jan. 23, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant Liability		$ 61,019,868	$ 57,117,434	$ 78,048,668	$ 54,988,834
Class A Common Stock Subject to Possible Redemption		633,834,294		617,654,356
Common stock				1,070
Additional paid-in capital		14,689,698	9,884,554	30,869,475	7,706,287
Accumulated deficit		(9,692,410)	(4,887,218)	(25,872,350)	(2,708,534)
Stockholders' Equity	$ 15,931	5,000,008		5,000,006		$ 0
Formation And Operating Costs	(9,069)	(911,788)	(2,836,706)	(3,028,992)
Non-cash compensation expense related to private placement warrants			566,333	566,333
Allocation of initial public offering proceeds to derivative liability			2,121,032	2,121,032
Change in fair value of warrant liability			(2,128,600)	(23,059,834)
Net loss	$ (9,069)	16,179,940	$ (4,887,218)	$ (25,872,350)
Weighted average shares outstanding, Common stock subject to possible redemption			19,148,062	21,242,273
Basic and diluted net loss per ordinary share			$ (0.13)	$ (1.23)
Initial classification of warrant liability			$ 54,988,834	$ 54,988,834
Initial classification of common stock subject to possible redemption			640,817,776	640,817,776
Change in value of common stock subject to possible redemption		16,179,938	$ (2,178,289)	$ (23,163,420)
Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, Common stock subject to possible redemption			64,081,778	63,958,721
Basic and diluted net loss per ordinary share			$ 0.00	$ 0.00
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			$ 638,639,487	$ 617,654,356	640,817,776
Common stock		909	859	1,070	837
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss		$ 55,031		$ 184,502
Weighted average shares outstanding, Common stock subject to possible redemption		61,746,986		63,958,721
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00		$ 0.00
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant Liability			0	$ 0	0
Common stock				290
Additional paid-in capital			5,069,161	5,123,060	5,019,473
Accumulated deficit			(71,254)	(125,151)	(21,169)
Stockholders' Equity				5,000,010
Formation And Operating Costs			(149,341)	(341,627)
Change in fair value of warrant liability			0	0
Net loss			$ (71,254)	$ (125,151)
Weighted average shares outstanding, Common stock subject to possible redemption			17,406,749	18,400,891
Basic and diluted net loss per ordinary share			$ (0.01)	$ (0.02)
Initial classification of warrant liability			$ 0	$ 0
Initial classification of common stock subject to possible redemption			695,806,610	695,806,610
Change in value of common stock subject to possible redemption			(49,689)	(103,590)
Previously Reported [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			695,756,921	695,703,020	695,806,610
Common stock			288		287
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant Liability			57,117,434	78,048,668	54,988,834
Common stock				780
Additional paid-in capital			4,815,393	25,746,415	2,686,814
Accumulated deficit			(4,815,964)	(25,747,199)	(2,687,365)
Stockholders' Equity				(4)
Formation And Operating Costs			(2,687,365)	(2,687,365)
Non-cash compensation expense related to private placement warrants			566,333	566,333
Allocation of initial public offering proceeds to derivative liability			2,121,032	2,121,032
Change in fair value of warrant liability			(2,128,600)	(23,059,834)
Net loss			$ (4,815,964)	$ (25,747,199)
Weighted average shares outstanding, Common stock subject to possible redemption			1,741,313	2,841,382
Basic and diluted net loss per ordinary share			$ (0.12)	$ (1.21)
Initial classification of warrant liability			$ 54,988,834	$ 54,988,834
Initial classification of common stock subject to possible redemption			(54,988,834)	(54,988,834)
Change in value of common stock subject to possible redemption			$ (2,128,600)	(23,059,830)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per ordinary share			$ 0
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			$ (57,117,434)	$ (78,048,664)	54,988,834
Common stock			$ 571		$ 550